Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from Operations
Loss before income taxes	€ (29,815)	€ (24,238)	€ (8,939)
Reconciliation from result before taxes to net cash flows
Depreciation/amortization of intangible assets, laboratory and office equipment	174	71	33
Net financial result	(7,702)	4,793	2,048
Share based payment expense	12,085	4,550	868
Effects of exchange rate changes on financial assets	(2,387)	(61)	0
Other non-cash adjustments	421	24	(2)
Working capital adjustments
Current other assets	(894)	(523)	(74)
Current financial assets	(316)	154	(22)
Provisions	55	0	0
Government grants	(4)	(4)	(4)
Employee benefits	493	129	113
Social securities and current other tax liabilities	310	(30)	18
Change in Trade payables and other liabilities	2,188	2,917	1,181
Interest received	1,679	66	0
Interest paid	0	0	(212)
Net cash used in operating activities	(23,712)	(12,152)	(4,992)
Cash flow from investing activities
Cash outflow from the purchase of intangible assets, laboratory and office equipment	(806)	(149)	(53)
Cash outflow for the investment in non-current financial assets	(210)	(19)	0
Proceeds from the disposal of non-current other financial assets	22	0	0
Proceeds from the disposal of current financial assets	7,990	0	0
Purchase of current & non-current financial assets	(106,445)	0	0
Net cash flows used in investing activities	(99,451)	(167)	(53)
Cash flow from financing activities
Proceeds from issuance of share capital	53,443	90,904	0
Transaction cost from issuance of stock	(3,801)	(9,115)	0
Proceeds from issuance of preferred shares	0	27,012	30,860
Net cash flows from/(used in) financing activities	49,642	108,801	30,860
Effect of exchange rate changes	5,626	(2,317)	1
Change in cash and cash equivalents	(67,896)	94,165	25,815
Cash and cash equivalents at beginning of period	123,282	29,117	3,302
Cash and cash equivalents at end of period	€ 55,386	€ 123,282	€ 29,117